Pensions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Net pension cost [table text block]
Net pension cost

(in USD million)	2020	2019	2018

Current service cost	184	206	214
Losses/(gains) from curtailment, settlement or plan amendment	0	3	20
Notional contribution plans	55	56	55

Defined benefit plans	238	265	289
Defined contribution plans	192	182	173

Total net pension cost	432	446	462

Disclosure of defined benefit plans [table text block]
(in USD million)	2020	2019

Defined benefit obligations at 1 January	8,363	8,176
Current service cost	184	206
Interest cost	203	263
Actuarial (gains)/losses - Financial assumptions	443	(23)
Actuarial (gains)/losses - Experience	(61)	6
Benefits paid	(250)	(236)
Losses/(gains) from curtailment, settlement or plan amendment	0	0
Paid-up policies	(7)	(14)
Foreign currency translation effects	286	(71)
Changes in notional contribution liability	55	56

Defined benefit obligations at 31 December	9,216	8,363

Fair value of plan assets at 1 January	5,589	5,187
Interest income	117	143
Return on plan assets (excluding interest income)	385	384
Company contributions	96	127
Benefits paid	(113)	(195)
Paid-up policies and personal insurance	(7)	(13)
Foreign currency translation effects	167	(44)

Fair value of plan assets at 31 December	6,234	5,589

Net pension liability at 31 December	(2,981)	(2,774)

Represented by:
Asset recognised as non-current pension assets (funded plan)	1,310	1,093
Liability recognised as non-current pension liabilities (unfunded plans)	(4,292)	(3,867)

DBO specified by funded and unfunded pension plans	9,216	8,363

Funded	4,927	4,496
Unfunded	4,288	3,867

Actual return on assets	501	527

Actuarial losses and gains recognised directly in Other comprehensive income [text block]
Actuarial losses and gains recognised directly in Other comprehensive income (OCI)

(in USD million)	2020	2019	2018

Net actuarial (losses)/gains recognised in OCI during the year	3	401	(282)
Foreign currency translation effects	(109)	27	172
Tax effects of actuarial (losses)/gains recognised in OCI	19	(98)	22

Recognised directly in OCI during the year, net of tax	(87)	330	(88)

Cumulative actuarial (losses)/gains recognised directly in OCI, net of tax	(899)	(812)	(1,141)

Actuarial assumptions [text block]
Actuarial assumptions
	Assumptions used to determine benefit costs in %		Assumptions used to determine benefit obligations in %

Rounded to the nearest quartile	2020	2019	2020	2019

Discount rate	2.25	2.75	1.75	2.25
Rate of compensation increase	2.25	2.75	2.00	2.25
Expected rate of pension increase	1.50	2.00	1.25	1.50
Expected increase of social security base amount (G-amount)	2.25	2.75	2.00	2.25

Weighted-average duration of the defined benefit obligation			15.6	15.8

Disclosure of sensitivity analysis for actuarial assumptions [table text block]
	Discount rate		Expected rate of compensation increase		Expected rate of pension increase		Mortality assumption
(in USD million)	0.50%	-0.50%	0.50%	-0.50%	0.50%	-0.50%	+ 1 year	- 1 year

Effect on:
Defined benefit obligation at 31 December 2020	(651)	738	191	(181)	598	(541)	333	(364)
Service cost 2021	(22)	25	11	(11)	17	(15)	9	(10)

Portfolio weighting as approved by the board of Statoil Pension [text block]
Pension assets on investments classes			Target portfolio weight
(in %)	2020	2019

Equity securities	34.1	32.3	27 - 38
Bonds	50.2	46.4	40 - 53
Money market instruments	9.4	14.5	0 - 29
Real estate	6.4	6.3	5 - 10
Other assets, including derivatives	(0.1)	0.5

Total	100.0	100.0